As filed October 29, 2018

Securities Act Registration No. 033-11905

Investment Company Act Registration No. 811-05010

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 183	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 184	x

Mutual Fund and Variable Insurance Trust

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Parker Bridgeport, Esq.

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X	on November 1, 2018 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on __________ pursuant to paragraph (a)(i)

-	75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 181 to the Registration Statement of Mutual Fund and Variable Insurance Trust on behalf of Rational Dividend Capture VA Fund as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on August 31, 2018 (SEC Accession No. 0001580642-18-004311), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until November 1, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 29th day of October.

Mutual Fund and Variable Insurance Trust

BY: /s/ JoAnn Strasser

JoAnn Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:

*                                                                                          October 29, 2018

Jerry Szilagyi, President and Principal Executive Officer              Date

*                                                                                             October 29, 2018

Erik Naviloff, Treasurer and Principal                                         Date

Financial Officer

*                                                                                             October 29, 2018

Tobias Caldwell, Trustee                                                           Date

*                                                                                            October 29, 2018

Stephen Lachenauer, Trustee                                                    Date

*                                                                                             October 29, 2018

Donald McIntosh, Trustee                                                        Date

*By:	/s/ JoAnn Strasser

JoAnn Strasser

Attorney-in-Fact